Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Brokerage and Investment Management Portfolio
May 31, 2022
BRO-NPRT1-0722
1.802157.118
Common Stocks - 100.1%
	Shares	Value ($)
Banks - 0.6%
Diversified Banks - 0.6%
Wells Fargo & Co.	132,300	6,055,371
Capital Markets - 96.7%
Asset Management & Custody Banks - 41.8%
Affiliated Managers Group, Inc.	46,500	6,213,330
AllianceBernstein Holding LP	33,700	1,433,598
Ameriprise Financial, Inc.	188,900	52,187,403
Ares Management Corp.	443,400	31,556,778
Artisan Partners Asset Management, Inc. (a)	78,800	3,026,708
Bank of New York Mellon Corp.	908,800	42,359,168
BlackRock, Inc. Class A	79,400	53,124,952
Blackstone, Inc.	261,800	30,837,422
Blucora, Inc. (b)	23,400	413,946
Blue Owl Capital, Inc. Class A (a)	918,200	11,514,228
Bridge Investment Group Holdings, Inc.	116,100	2,241,891
Carlyle Group LP	408,700	15,747,211
Cohen & Steers, Inc. (a)	9,828	748,992
Focus Financial Partners, Inc. Class A (b)	11,200	422,240
Franklin Resources, Inc.	385,900	10,450,172
Invesco Ltd.	444,500	8,596,630
Janus Henderson Group PLC	171,700	4,826,487
KKR & Co. LP	704,200	38,597,202
Northern Trust Corp.	132,500	14,806,875
P10, Inc.	177,700	2,043,550
Patria Investments Ltd.	480,572	7,905,409
Petershill Partners PLC (c)	483,100	1,403,179
State Street Corp.	370,800	26,879,292
T. Rowe Price Group, Inc.	191,000	24,274,190
Virtus Investment Partners, Inc.	40,400	7,783,464
		399,394,317
Financial Exchanges & Data - 28.3%
Cboe Global Markets, Inc.	114,038	12,807,608
CME Group, Inc.	172,900	34,377,707
Coinbase Global, Inc. (a)(b)	95,600	7,466,360
FactSet Research Systems, Inc.	2,600	992,628
Intercontinental Exchange, Inc.	476,800	48,819,552
MarketAxess Holdings, Inc.	29,800	8,394,064
Moody's Corp.	95,800	28,890,406
MSCI, Inc.	67,200	29,725,920
NASDAQ, Inc.	204,800	31,797,248
Open Lending Corp. (a)(b)	267,500	3,520,300
S&P Global, Inc.	162,300	56,720,605
Tradeweb Markets, Inc. Class A	104,400	7,058,484
		270,570,882
Investment Banking & Brokerage - 26.6%
BGC Partners, Inc. Class A	479,500	1,563,170
Charles Schwab Corp.	682,561	47,847,526
Goldman Sachs Group, Inc.	101,100	33,044,535
Interactive Brokers Group, Inc. (a)	127,200	7,827,888
LPL Financial	265,600	52,108,064
Moelis & Co. Class A	120,400	5,649,168
Morgan Stanley	618,116	53,244,512
Piper Jaffray Companies (a)	3,800	500,802
PJT Partners, Inc. (a)	180,212	13,667,278
Raymond James Financial, Inc.	266,800	26,277,132
Robinhood Markets, Inc. (a)(b)	390,000	3,923,400
Virtu Financial, Inc. Class A	346,300	9,048,819
		254,702,294
TOTAL CAPITAL MARKETS		924,667,493
Diversified Financial Services - 2.5%
Other Diversified Financial Services - 2.5%
Apollo Global Management, Inc. (a)	410,900	23,684,276
IT Services - 0.3%
Data Processing & Outsourced Services - 0.3%
PayPal Holdings, Inc. (b)	29,000	2,471,090
TOTAL COMMON STOCKS (Cost $827,542,183)		956,878,230

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 0.82% (d)(e) (Cost $32,045,171)	32,041,967	32,045,171

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $859,587,354)	988,923,401
NET OTHER ASSETS (LIABILITIES) - (3.5)%	(33,135,928)
NET ASSETS - 100.0%	955,787,473

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,403,179 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	8,617,943	25,217,158	33,835,101	474	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	47,542,900	119,634,146	135,131,875	9,480	-	-	32,045,171	0.1%
Total	56,160,843	144,851,304	168,966,976	9,954	-	-	32,045,171

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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